Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Remuneration of Directors and Key Management [Abstract]
Salaries and benefits	$ 1,647,186	$ 1,291,058	$ 673,464